Organization and Business Description (Tables)	12 Months Ended
Sep. 30, 2023
Organization and Business Description [Abstract]
Schedule of Consolidated Financial Statements of the Company	The consolidated financial statements of the Company include the following entities:
Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Jin Med	January 14, 2020	Cayman Island	Parent	Investment holding

Zhongjin HK	February 25, 2020	Hong Kong	100%	Investment holding

Erhua Med	September 24, 2020	PRC	100%	WFOE, Investment holding

Changzhou Zhongjin	January 26, 2006	PRC	VIE	Design, development, manufacturing and sales of wheelchair and other mobility products

Taizhou Zhongjin	June 17, 2013	PRC	100% controlled subsidiary of the VIE	Design, development, manufacturing and sales of wheelchair and other mobility products

Zhongjin Jing’ao	December 18, 2014	PRC	100% controlled subsidiary of the VIE	Design, development, manufacturing and sales of wheelchair and other mobility products

Zhongjin Kangma	August 21, 2023	PRC	80% controlled subsidiary of the VIE	Newly incorporated – not in operation yet

Anhui Zhongjin	October 7, 2023	PRC	100%	Newly incorporated – not in operation yet

Schedule of Financial Statement Amounts and Balances of the VIE and VIE’s Subsidiaries	The following financial statement amounts and balances of the VIE and VIE’s subsidiaries were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances:
	September 30, 2023	September 30, 2022
Current assets	$24,391,558	$18,903,147
Non-current assets	1,787,635	2,036,387
Total assets	$26,179,193	$20,939,534
Current liabilities	$8,763,714	$5,703,843
Non-current liabilities	-	-
Total liabilities	$8,763,714	$5,703,843

Schedule of Revenue
	For the Years Ended September 30,
	2023	2022	2021
Net revenue	$19,821,457	$19,190,541	$20,764,273
Net income	$3,438,466	$2,706,527	$2,631,706

Schedule of Cash Flow Statement
	For the Years Ended September 30,
	2023	2022	2021
Net cash provided by operating activities	$3,566,639	$1,580,656	$5,843,292
Net cash used in investing activities	(2,430,248)	(120,904)	(1,067,640)
Net cash (used in) provided by financing activities	$(213,892)	$121,855	$(2,870,219)